ANNUAL REPORT
December 31, 2002                                          ING CORPORATE LEADERS
                                                           TRUST FUND
SERIES B






                                    [PHOTO]

                                                                      ING FUNDS
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
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

          President's Letter ...................................     1
          Portfolio Managers' Report:
            ING Corporate Leaders Trust Fund ...................     2
          Report of Independent Accountants ....................     3
          Statement of Assets and Liabilities ..................     4
          Statement of Operations ..............................     5
          Statements of Changes in Net Assets ..................     6
          Financial Highlights .................................     7
          Notes to Financial Statements ........................     8
          Portfolio of Investments .............................    10
          Director/Trustee and Officer Information .............    11

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the December 31, 2002 Annual Report for the ING Corporate Leaders Trust Fund.

The year ended December 31, 2002 proved to be a difficult year as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past year, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep, N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
January 15, 2003

ING CORPORATE LEADERS TRUST FUND                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Passive Management Overseen by James A. Vail CFA, Senior Vice President, and Victor Torchia, Senior Vice President, ING Investments, LLC.

GOAL: The Corporate Leaders Trust Fund (the "Trust") seeks long-term capital growth and income through investment, generally in an equal number of shares, of the common stocks of a fixed list of blue chip corporations.

MARKET OVERVIEW: 2002 witnessed severe pressure on the stock markets from lack of confidence in corporate earnings brought on by accounting scandals, corporate malfeasance, and bankruptcies by heretofore market favorites, specifically Enron, and more recently WorldCom. For the 12 months ended December 31, 2002 the S&P 500 Index fell 22.10% including dividends. Nevertheless, we believe the broad markets bottomed in October and are establishing a base from which to move higher in 2003. While the economy is recovering, recent data suggest the rate is slowing as a result of consumer spending slow downs in automobiles and housing. We however remain encouraged by the twin engines of low interest rates and the Bush Administration's expected fiscal stimulus package. As a result, we believe corporate profit growth should accelerate as we move into the second half of 2003, producing higher equity prices.

PERFORMANCE: For the 12 months ended December 31, 2002, the Trust fell 11.90% compared to the S&P 500 Index which declined 22.10%.

PORTFOLIO SPECIFICS: The Trust is comprised of stock units, each unit generally consisting of one share of common stock of twenty-five corporations, as such; virtually no active sales or purchases may be made on a discretionary basis. Cash from dividends and sales of spin-offs from existing holdings is held until distributed. The Trust's performance reflects a lack of technology, telecommunication, and health care stocks, while its industrial and financial holdings performed relatively better than the overall stock markets.

MARKET OUTLOOK: The market just completed its third consecutive down year, something that has occurred only rarely in history. Additionally, the Presidential cycle should come into play in 2003 and 2004. Historically, the period after the mid-term elections is positive, as incumbents act to stimulate the economy is an effort to ensure re-election. Current proposals include a change in the taxation policy toward dividends, which might spur the demand for equities. The Corporate Leaders Trust is weighted toward industrial companies' equity securities, which should benefit from an improving economy and a change in dividend taxation; as a result we are encouraged by the overall outlook for stock prices over the intermediate-term.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

INDEX DESCRIPTION

The S&P 500 INDEX is capitalization-weighted index of 500 stocks chosen for market size, liquidity and industry group representation. The index is unmanaged. An investor cannot invest directly in an index.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Participation Holders of
  ING Corporate Leaders Trust Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ING Corporate Leaders Trust Fund (the "Trust") at December 31, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ending December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado
February 28, 2003

           STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments at market quotations, common stocks (identified cost $243,164,251)      $232,372,812
Cash                                                                                     972,326
Restricted Cash (Note 2)                                                               4,590,962
Receivable for accrued dividends                                                         421,079
                                                                                    ------------
     TOTAL ASSETS                                                                    238,357,179
                                                                                    ------------
LIABILITIES:
Accrued Sponsor fees payable                                                              73,122
Payable for fund shares repurchased                                                       94,403
Distributions payable                                                                    748,507
                                                                                    ------------
     TOTAL LIABILITIES                                                                   916,032
                                                                                    ------------
NET ASSETS:
Balance applicable to Trust shares at December 31, 2002
  Equivalent to $12.55 per participation on 18,918,717 participations outstanding   $237,441,147
                                                                                    ============

                 See Accompanying Notes to Financial Statements

          STATEMENT OF OPERATIONS for the Year ended December 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $35,780)                  $  7,028,411
  Interest                                                                      1,080
                                                                         ------------
      TOTAL INVESTMENT INCOME                                               7,029,491
                                                                         ------------
EXPENSES:
  Sponsor's maintenance fee (Note 4)                                        1,078,429
  Transfer agent fees                                                         332,389
  Custody fees and other services (Note 4)                                     28,641
  Printing and mailing expenses                                                40,130
  Registration and filing fees                                                 71,691
  Professional fees                                                           139,926
  Miscellaneous expenses                                                       12,384
                                                                         ------------
      TOTAL EXPENSES                                                        1,703,590
                                                                         ------------
      NET INVESTMENT INCOME                                                 5,325,901
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from security transactions                             (5,862,894)
                                                                         ------------
  Unrealized appreciation/(depreciation) of investments:
    Beginning of year                                                      23,699,978
    End of year                                                           (10,791,439)
                                                                         ------------
      CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) DURING THE YEAR    (34,491,417)
                                                                         ------------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (40,354,311)
                                                                         ------------
      NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(35,028,410)
                                                                         ============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Year Ended       Year Ended
                                                          December 31,     December 31,
                                                              2002             2001
                                                          -------------    -------------
Income and Distributable Fund:
  Additions:
    Net investment income                                 $   5,325,901    $   5,341,932
    Realized losses from sale of securities, other than
      sale of stock units                                    (6,571,755)        (434,940)
    Paid on account of participations redeemed                   86,392               --
    Allocations (Note 3)
      Paid in cash                                              211,400               --
      Reinvested                                                970,213               --
                                                          -------------    -------------
                                                                 22,151        4,906,992
                                                          -------------    -------------
  Deductions:
    Paid on account of participations redeemed                       --          571,223
    Distributions (Note 3)
      Paid in cash                                                   --          688,085
      Reinvested                                                     --        3,686,076
                                                          -------------    -------------
                                                                     --        4,945,384
                                                          -------------    -------------
    Net change in income and distributable fund                  22,151          (38,392)
                                                          -------------    -------------
Principal Account:
  Additions:
    Payments received on sale of participants                29,593,404       13,354,710
    Distributions reinvested                                         --        3,686,076
    Realized gains on sale of stock units and
      non-cash sales                                            708,861        7,162,223
    Change in unrealized depreciation of investments        (34,491,417)     (17,894,303)
                                                          -------------    -------------
                                                             (4,189,152)       6,308,706
                                                          -------------    -------------
  Deductions:
    Paid on account of participations redeemed               47,116,445       58,706,387
    Allocations reinvested                                      970,213               --
    Distributions of principal (Note 3)                       1,390,134          443,639
                                                          -------------    -------------
                                                             49,476,792       59,150,026
                                                          -------------    -------------
    Net change in principal account                         (53,665,944)     (52,841,320)
                                                          -------------    -------------
Net assets at beginning of year
    Income and distributable fund                               325,806          364,198
    Principal account                                       290,759,134      343,600,454
                                                          -------------    -------------
                                                            291,084,940      343,964,652
                                                          =============    =============
Net assets at end of year
    Income and distributable fund                               347,957          325,806
    Principal account                                       237,093,190      290,759,134
                                                          -------------    -------------
                                                          $ 237,441,147    $ 291,084,940
                                                          =============    =============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                            ING CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each year.

                                                                           Year Ended December 31,
                                                        ------------------------------------------------------------
                                                          2002         2001         2000         1999         1998
                                                        --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                $       14.67        15.28        17.30        15.70        14.88
 Income (loss) from investment operations:
 Net investment income                             $        0.27         0.24         0.24         0.24         0.23
 Net realized and unrealized gain (loss)
   on investments                                  $       (2.00)       (0.49)       (1.05)        1.92         1.28
 Total income (loss) from investment operations    $       (1.73)       (0.25)       (0.81)        2.16         1.51
 Less distributions/allocations from:
   Net investment income                           $        0.27         0.24         0.25         0.24         0.23
   Net realized gains (losses)                     $       (0.34)       (0.02)        0.42         0.15         0.26
   Income and realized gains included
     in terminations                               $        0.00*        0.03         0.03         0.02         0.02
   Capital                                         $        0.46         0.11         0.51         0.15         0.18
 Total distributions                               $        0.39         0.36         1.21         0.56         0.69
 Net asset value, end of year                      $       12.55        14.67        15.28        17.30        15.70
 Total return                                      %      (11.90)       (1.65)       (4.93)       13.68         9.94
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)           $     237,441      291,085      343,965      463,995      485,195
 Ratios to average net assets:
 Expenses                                          %        0.63         0.64         0.67         0.61         0.65
 Net investment income                             %        1.98         1.73         1.51         1.41         1.46

* Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2002
--------------------------------------------------------------------------------

NOTE 1 -- NATURE OF BUSINESS AND BASIS OF PRESENTATION

ING Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935, as amended.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

(a) VALUATION OF SECURITIES -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

(b) INCOME TAXES -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the holders of participations.

(c) OTHER -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(d) ACCOUNTING ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

(e) RESTRICTED CASH -- All cash held in the distributable fund throughout the period is intended solely for distributions.

NOTE 3 -- DISTRIBUTIONS/ALLOCATIONS

During the year ended December 31, 2002 the distributions/allocations, including amounts paid as equalization to redeeming participation holders, from net investment income were $5,120,361, equivalent to $0.270756 per participation and from realized losses were $6,402,460, equivalent to $0.3380509 per participation.

The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 2002, the distributions, including amounts paid as equalization to redeeming participation holders, from return of capital were $8,676,858, equivalent to $0.458761 per participation.

Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

NOTE 4 -- TRUSTEE AND SPONSOR FEES

State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated to $28,641 for the year ended December 31, 2002. The Trust pays a maintenance fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust.

Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective March 1, 2002, ING Pilgrim Investments, LLC changed its name to ING Investments, LLC.

--------------------------------------------------------------------------------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the year ended December 31, 2002, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations and U.S. Government securities, were $17,389,235 and $30,534,730, respectively. U.S. Government securities not included above were: cost of purchases $198,920 and proceeds from sales of $200,000.

The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

As of December 31, 2002, net unrealized depreciation of portfolio securities was $10,791,439, comprised of unrealized appreciation of $20,973,431 and unrealized depreciation of $31,764,870.

NOTE 6 -- SOURCE OF NET ASSETS

As of December 31, 2002, the Trust's net assets were comprised of the following amounts:

Capital contributions and non-distributable realized gains retained in principal account    $ 247,884,629
Unrealized depreciation in value of securities                                                (10,791,439)
                                                                                            -------------
Principal account                                                                             237,093,190
Income and distributable fund                                                                     347,957
                                                                                            -------------
  Total net assets                                                                          $ 237,441,147
                                                                                            =============

Unrealized depreciation in value of securities includes $1,012 of unrealized depreciation on securities that were inadvertently held beyond the time they should have been sold under the terms of the indenture. These securities were ultimately disposed of on February 6, 2003 for a realized gain of $649.

NOTE 7 -- PARTICIPATIONS ISSUED AND REDEEMED

During the periods indicated, participations were issued and redeemed as follows:

                                                               Number of Participations
                                                        ---------------------------------------
                                                            Year Ended           Year Ended
                                                        December 31, 2002     December 31, 2001
                                                        -----------------     -----------------
Issued on payments from holders                              2,115,713              902,496
Issued on reinvestment of dividends and distributions          471,232              409,307
Redeemed                                                    (3,508,381)          (3,988,810)
                                                            ----------           ----------
  Net decrease                                                (921,436)          (2,677,007)
                                                            ==========           ==========

ING
Corporate
Leaders
Trust Fund
                PORTFOLIO OF INVESTMENTS as of December 31, 2002
--------------------------------------------------------------------------------

             Securities                    Number of Shares        Cost         Market Value
             ----------                    ----------------    ------------     ------------
COMMON STOCK 97.87%

AGRICULTURE (3.14%)
Gallaher Group PLC ADR @                        190,300        $  4,223,859     $  7,459,760
                                                               ------------     ------------
CHEMICALS (12.23%)
Praxair, Inc.                                   190,300           9,717,267       10,993,631
Dow Chemical Co.                                336,267          10,039,072        9,987,130
Du Pont EI de Nemours & Co.                     190,300          11,232,740        8,068,720
                                                               ------------     ------------
                                                                 30,989,079       29,049,481
                                                               ------------     ------------
COSMETICS/PERSONAL CARE (6.89%)
Procter & Gamble Co.                            190,300          14,846,361       16,354,382
                                                               ------------     ------------
DIVERSIFIED FINANCIAL SERVICES (7.17%)
Citigroup, Inc.                                 483,766          15,260,525       17,023,725
                                                               ------------     ------------
ELECTRIC (10.69%)
NiSource, Inc.                                  465,708          11,714,786        9,314,160
Ameren Corp.                                    190,300           7,662,508        7,910,771
Consolidated Edison, Inc.                       190,300           6,845,788        8,148,646
                                                               ------------     ------------
                                                                 26,223,082       25,373,577
                                                               ------------     ------------
HOUSEHOLD PRODUCTS/WARES (3.73%)
Fortune Brands, Inc.                            190,300           7,082,900        8,850,853
                                                               ------------     ------------
INSURANCE (0.27%)
Travelers Property Casualty Corp. Class A *      10,398             183,088          152,331
Travelers Property Casualty Corp. Class B *      32,858             632,327          481,370
                                                               ------------     ------------
                                                                    815,415          633,701
                                                               ------------     ------------
MEDIA (4.38%)
Viacom, Inc. Class A *                          190,300           5,566,834        7,756,628
Comcast Corp. Class B *                         112,222           4,603,224        2,645,073
                                                               ------------     ------------
                                                                 10,170,058       10,401,701
                                                               ------------     ------------
MISCELLANEOUS MANUFACTURER (12.18%)
Honeywell International, Inc.                   190,300           7,953,000        4,567,200
General Electric Co.                            726,100          16,412,110       17,680,535
Eastman Kodak Co.                               190,300          12,505,920        6,668,112
                                                               ------------     ------------
                                                                 36,871,030       28,915,847
                                                               ------------     ------------
OIL & GAS (22.54%)
Marathon Oil Corp.                              190,300           5,772,224        4,051,487
Exxon Mobil Corp.                             1,013,200          28,988,555       35,401,208
Anadarko Petroleum Corp.                         29,675           1,601,991        1,421,432
ChevronTexaco Corp.                             190,300          14,827,617       12,651,144
                                                               ------------     ------------
                                                                 51,190,387       53,525,271
                                                               ------------     ------------
RETAIL (2.76%)
Sears Roebuck and Co.                           190,300           9,410,363        4,557,685
Foot Locker, Inc.*                              190,300           3,854,246        1,998,150
                                                               ------------     ------------
                                                                 13,264,609        6,555,835
                                                               ------------     ------------
TELECOMMUNICATIONS (0.76%)
AT&T Corp.                                       68,960           2,952,193        1,800,546
                                                               ------------     ------------
TRANSPORTATION (11.13%)
Burlington Northern Santa Fe Corp.              578,042          17,404,810       15,034,872
Union Pacific Corp.                             190,300          11,869,943       11,393,261
                                                               ------------     ------------
                                                                 29,274,753       26,428,133
                                                               ------------     ------------
TOTAL COMMON STOCK                                              243,164,251      232,372,812
                                                               ------------     ------------
TOTAL INVESTMENTS (97.87%)                                     $243,164,251     $232,372,812
                                                               ------------     ------------
OTHER ASSETS AND LIABILITIES -- NET (2.13%)                                        5,068,335
                                                                                ------------
TOTAL NET ASSETS (100.00%)                                                      $237,441,147
                                                                                ============
*    Non-Income Producing
@    Foreign Issuer
ADR  American Depository Receipt
PLC  Public Limited Company

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

State Street Bank and Trust Company serves as Trustee for the Trust. The Trust does not have a Board of Directors/Trustees nor does it have any Officers.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                            DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                     ING Financial Services Fund
  ING European Equity Fund                        ING Large Company Value Fund
  ING International Fund                          ING MagnaCap Fund
  ING International Growth Fund                   ING Tax Efficient Equity Fund
  ING International SmallCap Growth Fund          ING Value Opportunity Fund
  ING International Value Fund                    ING SmallCap Value Fund
  ING Precious Metals Fund                        ING MidCap Value Fund
  ING Russia Fund
                                                DOMESTIC EQUITY AND INCOME FUNDS
INTERNATIONAL GLOBAL EQUITY                       ING Equity and Bond Fund
  ING Global Technology Fund                      ING Convertible Fund
  ING Global Real Estate Fund                     ING Balanced Fund
  ING Worldwide Growth Fund                       ING Growth and Income Fund

DOMESTIC EQUITY FUNDS                           FIXED INCOME FUNDS
  ING Growth Fund                                 ING Bond Fund
  ING Growth + Value Fund                         ING Classic Money Market Fund*
  ING Growth Opportunities Fund                   ING Government Fund
  ING LargeCap Growth Fund                        ING GNMA Income Fund
  ING MidCap Opportunities Fund                   ING High Yield Opportunity Fund
  ING Small Company Fund                          ING High Yield Bond Fund
  ING SmallCap Opportunities Fund                 ING Intermediate Bond Fund
  ING Technology Fund                             ING Lexington Money Market Trust*
                                                  ING National Tax Exempt Bond Fund
DOMESTIC EQUITY INDEX FUNDS                       ING Money Market Fund*
  ING Index Plus LargeCap Fund                    ING Aeltus Money Market Fund*
  ING Index Plus MidCap Fund                      ING Strategic Bond Fund
  ING Index Plus SmallCap Fund
  ING Research Enhanced Index Fund              GENERATION FUNDS
                                                  ING Strategic Allocation Growth Fund
                                                  ING Strategic Allocation Balanced Fund
                                                  ING Strategic Allocation Income Fund

                                                LOAN PARTICIPATION FUNDS
                                                  ING Prime Rate Trust
                                                  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SPONSOR
ING  Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258


DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180


ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258


TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368


CUSTODIAN
State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171


LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202


Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

 ING FUNDS
[LION LOGO]                                                   CLTAR  1202-021803